Accounts Receivable, Prepayments, Deposits and Other Receivables - Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables (Details) - USD ($) $ in Thousands		Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables [Abstract]
Commission receivable from digital solutions services—financial services		$ 400	$ 274	$ 201	$ 356
Accounts receivable arising from the digital solutions services—non financial services		3	8,541	4,838	8,585
Accounts receivable from hotel operations, hospitality and VIP services		531	988
Total accounts receivable		934	9,803	5,039	8,941	$ 1,428
Consideration receivable on disposal		34,133		32,520
Prepayments		1,053	501	349	1,051
Deposits		251	141
Note receivables (note (i))	[1]	150	150	677	536
Other receivables (note (ii))	[2]	240	6,886	1,488	391
Deferred issue costs				1,907	1,026
Prepayment for subscription of bond instruction (note (iii))	[3]				1,475
Prepayments, deposits and other receivables		35,827	7,678	36,941	4,479
Presented as:
Current		35,827	7,678	36,941	2,468	5,316
Non-current					$ 2,011

[1]	The amount represented note receivables from independent third parties. The balances are unsecured, carried at fixed interest rates ranged from 5% to 8% and have original maturity of 2 years.
[2]	The amount as of April 30, 2023 mainly represents interest receivables of US$6,218 which is fully settled subsequently in May 2023.
[3]	As of April 30, 2021, AMTD Group, the ultimate holding company, made a prepayment of US$1,475 on behalf of the Group to an independent third party to subscribe for its bond instrument. Such prepayment was transferred to AMTD Group to settle amount due to AMTD Group amounting to US$1,475 during year ended April 30, 2022.